Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives and Hedging Activities [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2015	2014	2015	2014

		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$866	$3,753	$54,586	$45,000
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	23	-	2,700	-
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(432)	(2,901)	35,036	18,424
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	(131)	(1,243)	13,682	38,426

		$326	$(391)	$106,004	$101,850